Property, Equipment and Software, Net (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software
Property, equipment and software consist of the following:

	As of March 31,
	2021	2022
	RMB	RMB
Electronic equipment	13,472	13,399
Furniture and office equipment	7,122	5,675
Leasehold improvements	28,417	29,556
Vehicles	1,291	1,405
Computer softwares	3,628	3,473

Subtotal	53,930	53,508
Less: accumulated depreciation and amortization	(43,150)	(45,806)

Property, equipment and software, net	10,780	7,702